Combined Prospectus	Mar. 10, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $ 0.0000004
Amount of Securities Previously Registered | shares	3,750,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 22,500,000.00
Form Type	F-1
File Number	333-284559
Initial Effective Date	Sep. 30, 2025
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $ 0.0000004
Amount of Securities Previously Registered | shares	3,807,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 22,842,000.00
Form Type	F-1
File Number	333-284559
Initial Effective Date	Sep. 30, 2025
Combined Prospectus Note	(3) No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-284559), which was declared effective on September 30, 2025, and amended by a post-effective amendment No. 3 filed on January 28, 2026 that has not yet been declared effective. (the "Prior Registration Statement") because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note and Statement Pursuant to Rule 429" in this registration statement.